UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

March 31, 2017 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.7%
Asset Allocation — 4.4%
Calamos Strategic Total Return Fund	583,583	$6,512,786

Equity — 21.0%
Alpine Total Dynamic Dividend Fund	798,702	6,597,279
Cohen & Steers Quality Income Realty Fund	503,924	6,193,226
Eaton Vance Tax-Advantaged Global Dividend Income Fund	428,405	6,713,106
John Hancock Tax-Advantaged Dividend Income Fund	230,766	5,683,767
Liberty All Star Equity Fund	1,160,464	6,336,133
		31,523,511
Fixed Income — 74.3%
AllianceBernstein Global High Income Fund	331,093	4,165,150
AllianzGI Convertible & Income Fund	247,963	1,676,230
BlackRock Corporate High Yield Fund	564,950	6,169,254
BlackRock Credit Allocation Income Trust	462,044	6,080,499
BlackRock Debt Strategies Fund	116,316	1,339,960
BlackRock Multi-Sector Income Trust	367,635	6,363,762
Blackstone/GSO Strategic Credit Fund	400,241	6,339,817
Calamos Convertible Opportunities and Income Fund	589,199	6,481,189
DoubleLine Income Solutions Fund	331,656	6,656,336
Eaton Vance Limited Duration Income Fund	368,457	5,095,760
First Trust High Income Long/Short Fund	158,724	2,644,342
First Trust Intermediate Duration Preferred & Income Fund	248,464	5,774,303
Morgan Stanley Emerging Markets Domestic Debt Fund	852,928	6,465,194
Nuveen Credit Strategies Income Fund	220,445	1,915,667
Nuveen Preferred Income Opportunities Fund	232,892	2,284,671
Nuveen Preferred Securities Income Fund	316,493	3,019,343
PIMCO Dynamic Credit and Mortgage Income Fund	308,293	6,609,802
Prudential Global Short Duration High Yield Fund	410,705	6,115,397
Prudential Short Duration High Yield Fund	224,851	3,458,208
Templeton Emerging Markets Income Fund	350,147	3,932,151
Wells Fargo Income Opportunities Fund	728,383	6,118,417
Wells Fargo Multi-Sector Income Fund	367,859	4,903,561
Western Asset High Income Fund II	626,384	4,522,493

Description	Shares	Fair Value
Western Asset High Income Opportunity Fund	639,938	$3,225,288
		111,356,794
Total Closed-End Funds
(Cost $148,007,890)		149,393,091

Total Investments - 99.7%
(Cost $148,007,890) †		$149,393,091

Percentages are based on Net Assets of $149,869,610.

As of March 31, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended March 31, 2017, there were no Level 3 investments.

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $148,007,890, and the unrealized appreciation and depreciation were $2,911,880 and $(1,526,679), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0800

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 30, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 30, 2017